TAXATION	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
TAXATION
TAXATION
12.	TAXATION
(a)	Value added tax

The Group is subject to statutory VAT rate of 6% for revenues from online recruitment service in the PRC.

(b)	Income tax

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, no Cayman Islands withholding tax will be imposed upon payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary in Hong Kong is subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

China

Under the PRC Enterprise Income Tax Law (the “EIT Law”), which is effective from January 1, 2008, domestic enterprises and foreign investment enterprises are subject to a uniform enterprise income tax rate of 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires.

Huapin is qualified as a HNTE and enjoys a preferential income tax rate of 15% for the years presented, which will expire in 2022 and need to be re-applied.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their qualified research and development expenses incurred as tax deductible expenses when determining their assessable profits for the year. The additional deduction of 75% of qualified research and development expenses is subject to the approval from the relevant tax authorities.

Components of (loss)/income before income tax are as follow:

	For the six months ended June 30,
	2021	2022
	RMB	RMB
(Loss)/income from PRC entities	(40,300)	177,153
Loss from overseas entities	(1,550,012)	(82,709)
Total (loss)/income before income tax	(1,590,312)	94,444

Components of income tax expense are as follows:

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Current income tax expense	—	14,123

12.	TAXATION (CONTINUED)
(b)	Income tax (continued)

The following table sets forth a reconciliation between the PRC statutory income tax rate of 25% and the Group’ effective tax rate:

	For the six months ended June 30,
	2021	2022
	RMB	RMB
PRC statutory income tax rate	25.00%	25.00%
Tax rate difference from statutory rate in other jurisdictions(1)	(23.84)%	5.83%
Permanent difference(2)	0.46%	(6.53)%
Effect of preferential tax rates	(0.41)%	(17.76)%
Changes in valuation allowance	(7.72)%	10.57%
Others	6.51%	(2.16)%
Effective tax rate	—	14.95%
(1)	The tax rate difference for the six months ended June 30, 2021 was mainly attributed to net loss of the Company, which is located in the Cayman Islands and exempted from income tax.
(2)	The permanent difference was primarily related to additional tax deductions for qualified research and development expenses offset by non-deductible share-based compensation expenses.
(c)	Deferred tax assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Net operating loss carry-forwards	70,985	82,028
Deductible advertising expenses	262,801	262,797
Others	1,062	—
Total deferred tax assets	334,848	344,825
Less: valuation allowance	(334,848)	(344,825)
Total deferred tax assets, net of valuation allowance	—	—

As of June 30, 2022, the Group had accumulated tax losses of approximately RMB331.9 million, mainly derived from certain entities incorporated in the PRC and overseas. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period is extended to 10 years for entities qualified as HNTE in 2019 and thereafter. The tax losses in Hong Kong can be carried forward with no expiration date. Under the U.S. tax law, majority of the Group’s federal tax losses arose in tax years beginning after December 31, 2017 and can be carried forward indefinitely. California state tax losses can be carried forward for up to 20 years.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business. Valuation allowance is established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry-forward periods provided for in the tax law. The Group believes that it is more likely than not that these deferred tax assets will not be utilized in the future. Therefore, the Group has provided full valuation allowance for the deferred tax assets as of December 31, 2021 and June 30, 2022.

12.	TAXATION (CONTINUED)
(c)	Deferred tax assets (continued)

Movements of valuation allowance are as follows:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Balance at beginning of the year/period	250,032	334,848
Additions	84,816	9,977
Balance at end of the year/period	334,848	344,825

11.	TAXATION
(a)	Value added tax

The Group is subject to statutory VAT rate of 6% for revenues from online recruitment service in the PRC.

(b)	Income tax

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, no Cayman Islands withholding tax will be imposed upon payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary in Hong Kong is subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

China

Under the PRC Enterprise Income Tax Law (the “EIT Law”), which is effective from January 1, 2008, domestic enterprises and foreign investment enterprises are subject to a uniform enterprise income tax rate of 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires.

Huapin is qualified as a HNTE and enjoys a preferential income tax rate of 15% for the periods presented, which will expire in 2022 and need to be re-applied.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their qualified research and development expenses incurred as tax deductible expenses when determining their assessable profits for the year. The additional deduction of 75% of qualified research and development expenses is subject to the approval from the relevant tax authorities.